Assets under management	12 Months Ended
Dec. 31, 2015
Assets under management
38 Assets under management
The following disclosure provides information regarding client assets, assets under management and net new assets as regulated by >>>FINMA.
Assets under management
Effective as of July 1, 2015, the Group updated its assets under management policy primarily to introduce more specific criteria and indicators to evaluate whether client assets qualify as assets under management. The introduction of this updated policy resulted in a reclassification of CHF 46.4 billion of assets under management to assets under custody within client assets which has been reflected as a structural effect in the third quarter of 2015.
Assets under management include assets for which the Group provides investment advisory or discretionary asset management services, investment fund assets and assets invested in other investment fund-like pooled investment vehicles managed by the Group. The classification of assets under management is conditional upon the nature of the services provided by the Group and the clients’ intentions. Assets are individually assessed on the basis of each client’s intentions and objectives and the nature of the banking services provided to that client. In order to be classified as assets under management, the Group must currently or in the foreseeable future expect to provide a service where the involvement of the Group’s banking or investment expertise (e.g. as asset manager or investment advisor) is not purely executional or custodial in nature.
Assets under custody are client assets held mainly for execution-related or safekeeping/custody purposes only and therefore are not considered assets under management since the Group does not generally provide asset allocation or financial advice.
Assets of corporate clients and public institutions that are used primarily for cash management or transaction executional purposes for which no investment advice is provided are classified as commercial assets or assets under custody and therefore do not qualify as assets under management.
For the purpose of classifying assets under management, clients with multiple accounts are assessed from a holistic client perspective. Accounts that are clearly separate from the remainder of the client relationship and represent assets held for custody purposes only are not included as assets under management.
The initial classification of the assets may not be permanent as the nature of the client relationship is reassessed on an on-going basis. If changes in client intent or activity warrant reclassification between client asset categories, the required reclassification adjustments are made immediately when the change in intent or activity occurs.
Reclassifications between assets under management and assets held for transaction-related or custodial purposes result in corresponding net asset inflows or outflows.
A portion of the Group’s assets under management results from double counting. Double counting arises when assets under management are subject to more than one level of asset management services. Each separate advisory or discretionary service provides additional benefits to the client and represents additional income for the Group. Specifically, double counting primarily results from the investment of assets under management in collective investment instruments managed by the Group. The extent of double counting is disclosed in the following table.
Assets under management
end of	2015	2014
Assets under management (CHF billion)
Assets in collective investment instruments managed by Credit Suisse	186.9	157.2
Assets with discretionary mandates	223.1	271.8
Other assets under management	804.1	939.7
Assets under management (including double counting)	1,214.1	1,368.7
of which double counting	48.0	47.4
Changes in assets under management
	2015		2014
Assets under management (CHF billion)
Assets under management at beginning of period [1]	1,368.7		1,277.6
Net new assets/(net asset outflows)	46.9	[2]	27.9	[3]
Market movements, interest, dividends and foreign exchange	(26.9)		92.5
of which market movements, interest and dividends [4]	9.8		43.6
of which foreign exchange	(36.7)		48.9
Other effects	(174.6)	[2,5]	(29.3)
Assets under management at end of period	1,214.1		1,368.7
1 Including double counting.
2 Updated since the 4Q15 Earnings Release to reflect a reclassification within the components of the growth in assets under management.
3 Includes CHF (2.0) billion net asset outflows from discontinued operations.
4 Net of commissions and other expenses and net of interest expenses charged.
5
Effective as of July 1, 2015, the Group updated its assets under management policy primarily to introduce more specific criteria and indicators to evaluate whether client assets qualify as assets under management. The introduction of this updated policy resulted in a reclassification of CHF 46.4 billion of assets under management to assets under custody within client assets, which was reflected as a structural effect in the third quarter of 2015.

Net new assets
Net new assets measure the degree of success in acquiring assets under management or increasing assets under management through warranted reclassifications. The calculation is based on the direct method, taking into account individual cash payments, security deliveries and cash flows resulting from loan increases or repayments. Interest and dividend income credited to clients and commissions, interest and fees charged for banking services are not taken into account when calculating net new assets, as such charges are not directly related to the Group’s success in acquiring assets under management. Similarly, changes in assets under management due to currency and market volatility as well as asset inflows and outflows due to the acquisition or divestiture of businesses are not part of net new assets.
Divisional allocation
Assets under management and net new assets for private banking businesses (within Swiss Universal Bank, International Wealth Management and Asia Pacific divisions), the Corporate & Institutional Banking business (within Swiss Universal Bank) and the Strategic Resolution Unit are allocated based on the management areas (business areas) that effectively manage the assets. The distribution of net new assets resulting from internal referral arrangements is governed under the net new asset referral framework, which includes preset percentages for the allocation of net new assets to the businesses.
The allocation of assets under management and net new assets for Asset Management (within Internal Wealth Management) reflects the location where the investment vehicles are managed and where the costs of managing the funds are incurred.

Bank
Assets under management
37 Assets under management
The following disclosure provides information regarding client assets, assets under management and net new assets as regulated by the >>>FINMA.
> Refer to “Note 38 – Assets under management” in V – Consolidated financial statements – Credit Suisse Group for further information.
Assets under management
end of	2015	2014
Assets under management (CHF billion)
Assets in collective investment instruments managed by Credit Suisse	186.9	157.2
Assets with discretionary mandates	220.3	269.1
Other assets under management	789.7	924.8
Assets under management (including double counting)	1,196.9	1,351.1
of which double counting	46.8	46.3
Changes in assets under management
	2015		2014
Assets under management (CHF billion)
Assets under management at beginning of period [1]	1,351.1		1,265.1
Net new assets/(net asset outflows)	46.4		27.2	[2]
Market movements, interest, dividends and foreign exchange	(26.6)		87.4
of which market movements, interest and dividends [3]	10.0		38.6
of which foreign exchange	(36.6)		48.8
Other effects	(174.0)	[4]	(28.6)
Assets under management at end of period	1,196.9		1,351.1
1 Including double counting.
2 Includes CHF (2.0) billion net asset outflows from discontinued operations.
3 Net of commissions and other expenses and net of interest expenses charged.
4
Effective as of July 1, 2015, the Group updated its assets under management policy primarily to introduce more specific criteria and indicators to evaluate whether client assets qualify as assets under management. The introduction of this updated policy resulted in a reclassification of CHF 45.9 billion of assets under management to assets under custody within client assets, which has been reflected as a structural effect in the third quarter of 2015.